Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2024		$ 10,732	$ 25,539,964	$ (11,000)	$ (31,600,305)	$ (6,060,609)
Balance (Accounting Standards Update 2020-06 [Member]) at Jan. 31, 2024					(405,305)	(405,305)
Balance, shares at Jan. 31, 2024	23	10,732,387
Sale of preferred stock			2,084,040	11,000		2,095,040
Sale of preferred stock, shares	173.67
Conversion of convertible notes payable		$ 642	1,048,151			1,048,793
Conversion of convertible notes payable, shares		642,406
Exercise of warrants		$ 354	383,646			384,000
Exercise of warrants, shares		353,563
Exercise of options		$ 737	(737)
Exercise of options, shares		737,000
Stock-based compensation		$ 608	2,965,507			2,966,115
Stock-based compensation, shares		607,806
Costs related to the sale of preferred stock			(59,656)			(59,656)
Net loss					(5,137,332)	(5,137,332)
Balance at Jan. 31, 2025		$ 13,073	31,960,915		(37,142,942)	(5,168,954)
Balance, shares at Jan. 31, 2025	196.67	13,073,161
Exercise of warrants		$ 74	283,867			283,941
Exercise of warrants, shares		74,229
Stock-based compensation		$ 270	1,393,897			1,394,167
Stock-based compensation, shares		269,686
Net loss					(3,074,964)	(3,074,964)
Conversion of preferred stock into common stock		$ 492	(492)
Conversion of preferred stock into common stock, shares	(196.67)	491,667
Issuance of warrants as compensation			60,000			60,000
Issuance of common stock as financing incentive		$ 23	(23)
Issuance of common stock as financing incentive, shares		23,332
Issuance of warrants as financing incentive			51,475			51,475
Reverse split round up		$ 7	(7)
Reverse split round up, shares		6,842
Balance at Jan. 31, 2026		$ 13,939	$ 33,749,632		$ (40,217,906)	$ (6,454,335)
Balance, shares at Jan. 31, 2026		13,938,917